Other Non-Current Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2016
Disclosure Of Other Non-Current Assets [Line Items]
Sellers credit on lease financed vessels	$ 8,581		$ 0
Capitalized loan fees	582		2,278
Other	120		0
Other non-current assets	$ 50,684		21,495
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Working capital repayment period upon vessel's exit from each pool	6 months
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	$ 28,050		13,600
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	$ 6,751		5,617
Working capital repayment period upon vessel's exit from each pool	6 months
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	$ 6,600		0
Other related parties [member] | Scorpio Group Pools [Member]
Disclosure Of Other Non-Current Assets [Line Items]
Non-current receivables due from related parties	41,401		$ 19,217
STI Beryl, STI Le Rocher, STI Larvotto [Member] | Vessels [member]
Disclosure Of Other Non-Current Assets [Line Items]
Sale leaseback transaction, deposit per vessel	4,350	$ 4,350
Sale leaseback transaction, aggregate amount	$ 13,100